Other provisions (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions, Current	$ 2,461,549	$ 2,500,727
Provisions, Non-current	2,791,080	217,572
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Provisions, Current	217,491	256,669
Provisions, Non-current	2,535,825	68,662
Miscellaneous other provisions [member]
IfrsStatementLineItems [Line Items]
Provisions, Current	2,244,058	2,244,058
Provisions, Non-current	$ 255,255	$ 148,910